As filed with the Securities and Exchange Commission on March 21, 2016

File Nos. 2-10988

811-00134

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 127	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 65	☒

AB GLOBAL RISK ALLOCATION FUND, INC.

(Exact Name of Registrant as Specified in Charter)

AllianceBernstein L.P.

1345 Avenue of the Americas, New York, New York 10105

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code:

(800) 221-5672

EMILIE D. WRAPP

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Copies of communications to:

KATHLEEN K. CLARKE

Seward & Kissel LLP

901 K Street, NW

Suite 800

Washington, DC 20001

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 21, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 21st day of March, 2016.

AB GLOBAL RISK ALLOCATION FUND, INC.

By:	Robert M. Keith*
Robert M. Keith
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signature	Title	Date

1.	Principal Executive
Officer:

	Robert M. Keith*	President and Chief	March 21, 2016
	Robert M. Keith	Executive Officer

2.	Principal Financial and
Accounting Officer:

	/s/ Joseph J. Mantineo	Treasurer and Chief	March 21, 2016
	Joseph J. Mantineo	Financial Officer

3.	All of the Directors:

John H. Dobkin*
Michael J. Downey*
William H. Foulk, Jr.*
D. James Guzy*
Nancy P. Jacklin*
Robert M. Keith*
Garry L. Moody*
Marshall C. Turner, Jr.*
Earl D. Weiner*

*By:	/s/ Stephen J. Laffey	March 21, 2016
Stephen J. Laffey
(Attorney-in-fact)

SIGNATURE

This Registration Statement contains certain disclosure regarding AllianceBernstein Global Risk Allocation Fund (Cayman) Ltd. (the “Subsidiary”). The Subsidiary has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of AB Global Risk Allocation Fund, Inc. (the “Registrant”) to be signed on behalf by the undersigned, thereunto duly authorized, in the City of New York in the State of New York on the 21st day of March, 2016. The Subsidiary is executing this Registration Statement only in respect of the disclosure contained herein specifically describing the Subsidiary and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND (CAYMAN) LTD.

By:	Robert M. Keith*
Robert M. Keith
President

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on March 21, 2016. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Subsidiary and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

Signature		Title	Date

(1)	Principal Executive Officer:

	Robert M. Keith*	President and	March 21, 2016
	Robert M. Keith	Chief Executive Officer

(2)	Principal Financial and
Accounting Officer:

	/s/ Joseph J. Mantineo	Treasurer	March 21, 2016
	Joseph J. Mantineo	and Chief Financial Officer

(3)	All of the Directors:

William H. Foulk, Jr.*
Robert M. Keith*
Marshall C. Turner, Jr.*

*By:	/s/ Stephen J. Laffey	March 21, 2016
Stephen J. Laffey
(Attorney-in-fact)

Index to Exhibits

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase